Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Accounts receivable, net	$ 1,119	$ 1,107
Contract assets	647	642
Equity method investments under fair value option	294	300
Contract liabilities	296	209
Other current liabilities	$ 414	$ 426
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,097	1,088
Common stock, shares issued (in shares)	1,061	1,057
Common stock, shares, outstanding (in shares)	1,061	1,057
Related Parties
Accounts receivable, net	$ 304	$ 279
Contract assets	352	152
Contract liabilities	88	105
Other current liabilities	$ 6	$ 11